Employee Benefits - Analysis of Net Liability and Net Period Cost for Employee Benefit (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 137,923,317	$ 142,850,465
Net period cost (benefit)
Net period cost (benefit)	15,979,152	18,688,374	$ 18,085,954
Mexico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	112,031,055	110,225,654
Net period cost (benefit)
Net period cost (benefit)	13,673,155	15,507,652	14,911,208
Puerto Rico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	8,859,265	12,502,377
Net period cost (benefit)
Net period cost (benefit)	538,681	548,550	664,046
Brazil [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	6,303,584	6,108,744
Net period cost (benefit)
Net period cost (benefit)	587,552	724,587	722,412
Europe [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	9,971,256	13,127,228
Net period cost (benefit)
Net period cost (benefit)	1,176,028	1,753,872	1,701,424
Ecuador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	519,239	601,239
Net period cost (benefit)
Net period cost (benefit)	(29,743)	111,353	67,402
El Salvador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	135,299	177,922
Net period cost (benefit)
Net period cost (benefit)	14,384	19,081	15,751
Nicaragua [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	62,327	75,084
Net period cost (benefit)
Net period cost (benefit)	11,502	18,561	3,711
Honduras [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	41,292	32,217
Net period cost (benefit)
Net period cost (benefit)	$ 7,593	$ 4,718	$ 0